INVESTMENTS (Details 6)		12 Months Ended
	Dec. 31, 2013 USD ($)	Sep. 30, 2013 Home Inns CNY	Sep. 30, 2012 Home Inns CNY	Dec. 31, 2013 Home Inns ADS USD ($)	Dec. 31, 2013 Home Inns ADS CNY
Equity method investment disclosures
Current assets		1,621,982,000	1,480,017,000
Non-current assets		7,755,635,000	7,525,212,000
Current liabilities		1,776,838,000	1,927,080,000
Non-current liabilities		3,292,033,000	3,160,390,000
Retain earnings		1,175,874,000	1,018,922,000
Non-controlling interest		19,429,000	10,975,000
Total revenues		6,208,970,000	5,613,953,000
Net Revenues		5,825,490,000	5,269,377,000
Income from operations		455,294,000	270,689,000
Net income		191,009,000	4,338,000
Net (loss) / income attributable to Home Inns Group's shareholders		189,650,000	(395,000)
Closing price of ADS (in dollars per share)	$ 198.48			$ 43.64
Aggregate market value				$ 314,000,000	1,900,000,000